Interests in associates (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2010
Interests in associates
Equity investments	€ 642,928	€ 773,724
Vifor Fresenius Medical Care Renal Pharma Ltd.
Interests in associates
Ownership interest in %	45.00%	45.00%	45.00%
Equity investments	€ 601,333	€ 717,267
Other associates
Interests in associates
Equity investments	€ 41,595	€ 56,457